Related party disclosures - Narrative (Details) - USD ($)				12 Months Ended
	Sep. 26, 2023	Apr. 12, 2023	Mar. 11, 2022	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Aug. 15, 2023	Aug. 14, 2023	Jul. 25, 2023	Sep. 30, 2022	Aug. 15, 2022	Aug. 14, 2022	Aug. 31, 2019	Aug. 16, 2019	May 31, 2019	May 07, 2019	Sep. 27, 2018	Apr. 30, 2016	Apr. 27, 2016	Apr. 30, 2015	Apr. 14, 2015
Disclosure of transactions between related parties [line items]
Special Transaction Bonus, Approved By Board Of Directors									$ 1,000,000
272 Capital Fund LP | American Depositary Shares, each representing four ordinary shares, nominal value €0.01 per share
Disclosure of transactions between related parties [line items]
Increase (decrease) in number of shares outstanding	2,120,141	1,310,221	2,833,333
Lynrock Lake | American Depositary Shares, each representing four ordinary shares, nominal value €0.01 per share
Disclosure of transactions between related parties [line items]
Increase (decrease) in number of shares outstanding		3,930,663
Renesas Electronics Corporation
Disclosure of transactions between related parties [line items]
Share capital of the Company (in excess of)				3.20%	4.08%
Lynrock Lake
Disclosure of transactions between related parties [line items]
Share capital of the Company (in excess of)					9.80%	10.00%
Key management personnel | ABLE France
Disclosure of transactions between related parties [line items]
Professional fees expense						$ 116,000
B. Riley Asset Management LLC and Lynrock Lake
Disclosure of transactions between related parties [line items]
Share capital of the Company (in excess of)				10.00%
Other related parties [member]
Disclosure of transactions between related parties [line items]
Fee and commission expense				$ 50,401
2015 convertible notes
Disclosure of transactions between related parties [line items]
Notional amount																					$ 12,000,000
2015 convertible notes | Affiliate of Nokomis Capital, L.L.C.
Disclosure of transactions between related parties [line items]
Notional amount										$ 4,500,000										$ 12,000,000
Fair value of convertible note				$ 6,900,000
2016 convertible notes
Disclosure of transactions between related parties [line items]
Notional amount																	$ 6,000,000		$ 7,160,000
2016 convertible notes | Affiliate of Nokomis Capital, L.L.C.
Disclosure of transactions between related parties [line items]
Notional amount																		$ 6,000,000
2019-1 notes
Disclosure of transactions between related parties [line items]
Notional amount																$ 3,000,000
2019-1 notes | Affiliate of Nokomis Capital, L.L.C.
Disclosure of transactions between related parties [line items]
Notional amount															$ 3,000,000
2019-2 notes
Disclosure of transactions between related parties [line items]
Notional amount							$ 6,378,000	$ 6,707,000			$ 6,125,000	$ 5,454,000		$ 5,000,000
2019-2 notes | Affiliate of Nokomis Capital, L.L.C.
Disclosure of transactions between related parties [line items]
Notional amount													$ 5,000,000